Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax (Details) [Line Items]
Valuation allowance (in Dollars)	$ 12,882	$ 8,789
Deferred Taxes [Member]
Income Tax (Details) [Line Items]
Valuation allowance (in Dollars)	$ 12,882	8,789
Israel [Member]
Income Tax (Details) [Line Items]
Corporate tax rate	23.00%
Carry forward loss (in Dollars)	$ 56,300	$ 32,300	$ 2,300
Tax credits	61.90%	45.30%	17.60%
United States [Member]
Income Tax (Details) [Line Items]
Federal tax rate percentage	21.00%
Korea [Member]
Income Tax (Details) [Line Items]
Carry forward loss (in Dollars)	$ 7,100	$ 200
Tax credits	10.00%
Carry forward loss years	15 years
Korea [Member] | Minimum [Member]
Income Tax (Details) [Line Items]
Corporate tax rate	10.00%
Korea [Member] | Maximum [Member]
Income Tax (Details) [Line Items]
Corporate tax rate	25.00%
Japan [Member]
Income Tax (Details) [Line Items]
Corporate tax rate	33.59%